Annual Total Returns - Fidelity Small Cap Index Fund [BarChart] - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds PRO-12 - Fidelity Small Cap Index Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Sep. 08, 2011
Fidelity Small Cap Index Fund
Bar Chart Table:
Annual Return 2012	16.38%
Annual Return 2013	39.02%
Annual Return 2014	5.19%
Annual Return 2015	(4.24%)
Annual Return 2016	21.63%
Annual Return 2017	14.85%
Annual Return 2018	(10.88%)
Annual Return 2019	25.71%
Annual Return 2020	19.99%